Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	[1]	¥ 976,912	¥ 1,186,962
Loans held for sale placed on nonaccrual status			400
Loans acquired with deteriorated credit quality placed on nonaccrual status		9,720	12,805
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		471,148	702,896
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		185,095	372,801
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		15,202	15,207
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		44,374	60,134
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		38,602	40,523
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		131,213	132,015
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		2,432	675
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		18,685	20,270
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		10,034	29,190
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		25,511	32,081
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		191,889	189,742
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		75,399	79,817
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		61,424	62,546
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		82,150	66,636
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		¥ 94,902	¥ 85,325

[1]	The above table does not include loans held for sale of ¥400 million and nil at March 31, 2016 and 2017, respectively, and loans acquired with deteriorated credit quality of ¥12,805 million and ¥9,720 million at March 31, 2016 and 2017, respectively.